Taxation (Tables)	12 Months Ended
Mar. 31, 2020
Taxation
Schedule of income tax expense

	2020	2019	2018
	€m	€m	€m
United Kingdom corporation tax expense/(credit):
Current year	42	21	70
Adjustments in respect of prior years	(6)	(9)	(5)
	36	12	65
Overseas current tax expense/(credit):
Current year	900	1,098	1,055
Adjustments in respect of prior years	80	(48)	(102)
	980	1,050	953
Total current tax expense	1,016	1,062	1,018
Deferred tax on origination and reversal of temporary differences:
United Kingdom deferred tax	(318)	(232)	39
Overseas deferred tax	552	666	(1,936)
Total deferred tax expense /(credit)	234	434	(1,897)
Total income tax expense /(credit)	1,250	1,496	(879)

Schedule of tax on discontinued operations

	2020	2019	2018
	€m	€m	€m
Tax credit on profit from ordinary activities of discontinued operations[1]	—	(56)	(617)
  Note:
1	2018 includes a €925 million credit relating to the impairment of Vodafone India.

Schedule of tax charged/(credited) directly to other comprehensive income

	2020	2019	2018
	€m	€m	€m
Current tax	(26)	3	22
Deferred tax	830	56	70
Total tax charged/(credited) directly to other comprehensive income	804	59	92

Schedule of tax charged/(credited) directly to equity

	2020	2019	2018
	€m	€m	€m
Deferred tax	—	4	9
Total tax charged/(credited) directly to equity	—	4	9

Schedule of factors affecting the tax expense for the year

	2020	2019	2018
	€m	€m	€m
Continuing profit/(loss) before tax as shown in the consolidated income statement	795	(2,613)	3,878

Aggregated expected income tax expense/(credit)	226	(457)	985
Impairment losses with no tax effect	332	807	—
Disposal of Group investments	(1,113)	—	55
Effect of taxation of associates and joint ventures, reported within profit before tax	728	262	90
(Recognition)/derecognition of deferred tax assets for losses in Luxembourg and Spain[1]	—	1,186	(1,583)
Deferred tax following revaluation of investments in Luxembourg[1]	(348)	(488)	(330)
Previously unrecognised temporary differences we expect to use in the future	(14)	—	—
Previously unrecognised temporary differences utilised in the year	—	—	(29)
Current year temporary differences (including losses) that we currently do not expect to use	352	78	20
Adjustments in respect of prior year tax liabilities[2]	(86)	(94)	(244)
Impact of tax credits and irrecoverable taxes	52	79	93
Deferred tax on overseas earnings	3	(39)	24
Effect of current year changes in statutory tax rates on deferred tax balances[3]	757	(2)	(44)
Financing costs not deductible for tax purposes	174	67	23
Expenses not deductible (income not taxable) for tax purposes	187	97	61
Income tax expense/(credit)	1,250	1,496	(879)

Notes:

1See note below regarding deferred tax asset recognition in Luxembourg and Spain on pages 170 and 171.

22018 includes the impact of closing tax audits across the Group during the year, including in Germany and Romania.

32020 includes the impact of a lower corporate tax rate in Luxembourg and the impact of the retention of the 19% corporate tax rate in the UK

Schedule of analysis of movements in net deferred tax

€m
1 April 2019	24,275
Exchange and other movements	17
Charged to the income statement (continuing operations)	(234)
Charged directly to OCI	(830)
Charged directly to equity	—
Reclassification	61
Arising on acquisitions and disposals	(1,726)
31 March 2020[1]	21,563

Schedule of other information related to deferred taxes

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred
	in income	deferred	deferred tax	amounts	tax
	statement	tax asset	liability	unrecognised	(liability)/ asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	964	1,581	(1,807)	13	(213)
Intangible assets	(719)	381	(1,948)	14	(1,553)
Tax losses	(926)	32,121	—	(8,725)	23,396
Treasury related items	144	530	(770)	(301)	(541)
Temporary differences relating to revenue recognition	187	3	(559)	—	(556)
Temporary differences relating to leases	205	261	(41)	—	220
Other temporary differences	(89)	1,183	(302)	(71)	810
31 March 2020[1]	(234)	36,060	(5,427)	(9,070)	21,563

Analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	23,606
Deferred tax liability	(2,043)
31 March 2020[1]	21,563

At 31 March 2019, deferred tax assets and liabilities, before offset of balances within countries, were as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred
	in income	deferred tax	deferred tax	amounts	tax
	statement	asset	liability	unrecognised	(liability)/ asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	350	1,495	(1,202)	8	301
Intangible assets	38	406	(754)	15	(333)
Tax losses	(814)	32,397	—	(8,175)	24,222
Treasury related items	(23)	165	(67)	(160)	(62)
Deferred tax on overseas earnings	104	—	—	—	—
Temporary differences relating to revenue recognition	62	—	(766)	—	(766)
Other temporary differences	(151)	1,225	(237)	(75)	913
31 March 2019[1]	(434)	35,688	(3,026)	(8,387)	24,275

At 31 March 2019, analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	24,753
Deferred tax liability	(478)
31 March 2019[1]	24,275

Note:

1The Group does not discount its deferred tax assets. This is in accordance with the requirements on IAS 12.

Schedule of carryforward of losses and expiration period

At 31 March 2020, the gross amount and expiry dates of losses available for carry forward are as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	531	143	99,828	100,502
Losses for which no deferred tax is recognised	759	9,404	22,772	32,935
	1,290	9,547	122,600	133,437

At 31 March 2019, the gross amount and expiry dates of losses available for carry forward were as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	207	37	99,967	100,211
Losses for which no deferred tax is recognised	632	7,063	22,659	30,354
	839	7,100	122,626	130,565